SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements for the years ended December 31, 2020 and December 31, 2019 comprise the following periods for each entity:

Name	Periods
Platinum	April 7, 2020 (Inception) – December 31, 2020
Yubo HK	May 4, 2020 (Inception) – December 31, 2020
Yubo Chengdu	September 4, 2020 (Inception) – December 31, 2020
Yubo Beijing	January 1, 2019 – December 31, 2020

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its two wholly owned subsidiaries, and its consolidated VIE for which the Company is the primary beneficiary.

All transactions and balances among the Company, its subsidiaries and consolidated VIE have been eliminated upon consolidation.

The accompanying consolidated financial statements reflect the activities of the following entities:

Name	Background		Ownership
Platinum International Biotech Co. LTD (“Platinum”)	• • •	A Cayman Island company Incorporated on April 7, 2020 A holding company
Platinum International Biotech (Hong Kong) Limited. (“Platinum HK”)	• • •	A Hong Kong company Incorporated on May 4, 2020 A holding company	100% owned by Platinum
Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)	• • • •	A PRC company and deemed a wholly foreign owned enterprise Incorporated on September 4, 2020 Subscribed capital of $1,500,000 A holding company	100% owned by Platinum HK
Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)	• • • •	A PRC limited liability company Incorporated on June 14, 2016 Subscribed capital of $1,531,722 (RMB 10,000,000) Stem cell storage and bank	VIE of Yubo Chengdu WFOE

On September 11, 2020, our wholly-owned subsidiary, Yubo Chengdu, entered into the following contractual arrangements with Yubo Beijing and the shareholders of Yubo Beijing (the “Yubo Shareholders”), as applicable, each of which is enforceable and valid in accordance with the laws of the PRC:

Exclusive Consulting Services Agreement

Pursuant to the Exclusive Consulting Services Agreement among Yubo, Yubo WFOE, and the Yubo Shareholders, Yubo WFOE agrees to provide, and Yubo agrees to accept, exclusive management services provided by Yubo WFOE. Such management services include but are not limited to financial management, business management, marketing management, human resource management and internal control of Yubo. The Exclusive Consulting Services Agreement will remain in effect until the acquisition of all assets or equity of Yubo by Yubo WFOE is complete (as more fully described in the Exclusive Purchase Option Agreement below).

Exclusive Purchase Option Agreement

Under the Exclusive Option Agreement among Yubo, Yubo WFOE, and the Yubo Shareholders, the Yubo Shareholders granted Yubo WFOE an irrevocable and exclusive purchase option to acquire Yubo’s equity and/or assets at a nominal consideration. Yubo WFOE may exercise the purchase option at any time.

Equity Pledge Agreement

Under the Equity Pledge Agreement among Yubo WFOE and the Yubo Shareholders, the Yubo Shareholders pledged all of their equity interests in Yubo, including the proceeds thereof, to guarantee all of Yubo WFOE’s rights and benefits under the Exclusive Consulting Services Agreement and the Exclusive Option Agreement. Prior to termination of this Equity Pledge Agreement, the pledged equity interests cannot be transferred without Yubo WFOE’s prior consent. The Yubo Shareholders covenants to Yubo WFOE that among other things, it will only appoint/elect the candidates for the directors of Yubo nominated by Yubo WFOE.

Financial Statements of Yubo Beijing (VIE)

Except for $635,912 cash at December 31, 2020, all assets and liabilities included in the accompanying Consolidated Balance Sheets at December 31, 2020 and December 31, 2019 represent assets and liabilities of Yubo Beijing.

Except for $114,088 other operating expenses for the ended December 31, 2020, all revenues and expenses included in the accompanying Consolidated Statements of Operations for the years ended December 31, 2020 and December 31, 2019 represent revenues and expenses of Yubo Beijing.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollars (“$”), which is the reporting currency of the Company. The functional currency of Platinum and Platinum HK is the United States dollar. The functional currency of the Company’s subsidiary and VIE located in the PRC is the Renminbi (“RMB”). For the entities whose functional currencies are the RMB, results of operations and cash flows are translated at average exchange rates during the period ($1=6.7473 RMB for the year ended December 31, 2020 and $1=6.9074 RMB for the year ended December 31, 2019), assets and liabilities are translated at the current exchange rate at the end of the period ($1=6.5286 RMB at December 31, 2020 and $1=6.9630 RMB at December 31, 2019), and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income (loss). Transaction gains and losses, which were not significant for the periods presented, are reflected in the consolidated statements of operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash in bank accounts, cash in time deposits, certificates of deposit and all highly liquid instruments with original maturities of three months or less.

Inventories

Inventories, mainly consisting of nebulizers and components, are stated at the lower of cost utilizing the weighted average method or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling costs.

The valuation of inventory requires the Company to estimate excess and slow-moving inventories. The Company evaluates the recoverability of the inventory based on expected demand and market conditions. No inventory write downs were recorded in the periods presented.

Property and Equipment

Property and equipment consist of leasehold improvements, air conditioning equipment, and office equipment. All property and equipment are stated at historical cost net of accumulated depreciation. Repairs and maintenance are expensed as incurred. Property and equipment are depreciated on a straight-line basis over the following periods:

Leasehold improvements	Remaining term of lease
Air conditioning equipment	5 years
Office equipment	3 years

Intangible Assets

Intangible assets consist of distribution software and patents and are stated at historical cost less accumulated amortization. Amortization of intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the respective assets. The amortization period by major asset classes is as follows:

Distribution software	5 years
Patents	20 years

Impairment of Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management’s estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial position. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Fair Value of Financial Instruments

The Company adopted ASC 820 “Fair Value Measurements,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures.

The three levels are defined as follows:

Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments include cash, receivables, due from related parties, accounts payable and accrued expenses, and due to related parties. The carrying values of these financial instruments approximate their fair values due to the short-term maturities of these instruments.

For the periods presented, there were no financial assets or liabilities measured at fair value.

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities - current, and operating lease liabilities - noncurrent on the balance sheets. The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company’s incremental borrowing rate, on a secured basis. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

Revenue Recognition

The Company derives its revenue from the sale of nebulizers containing frozen tubes with medical fluid. The nebulizers are sold directly to consumers on the Company’s online e-commerce platform. The Company recognizes product revenues when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured. The Company does not allow sales returns or exchanges.

Revenue is recorded net of value-added tax (“VAT”).

Advertising Costs

Advertising costs are expensed as incurred.

Income Taxes

The Company follows the liability method in accounting for income taxes in accordance with ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely than not that some portion, or all, of the deferred tax assets will not be realized.

The Company applies the provisions of ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.

The Company will classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

Net Loss per Share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per ordinary share reflects the potential dilution that could occur if dilutive securities (such as stock options and convertible securities) were exercised or converted into ordinary shares. For the periods presented, the Company had no dilutive securities outstanding.

Comprehensive Loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss, including net loss and foreign currency translation adjustments, presented net of tax.

New Accounting Pronouncements

In February, 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02) “Leases (Topic 842)”. ASU 2016-02 requires a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. ASU 2016-02 is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted.

For finance leases, a lessee is required to do the following:

•	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet.

•	Recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of comprehensive income.

•

Classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows.

For operating leases, a lessee is required to do the following:

•	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet.

•	Recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis.

•	Classify all cash payments within operating activities in the statement of cash flows.

Other than increasing assets and liabilities at the inception of Yubo Beijing’s office lease on August 1, 2019 (See Note 8), ASU 2016-02 has not had a significant effect on the Company’s financial position or results of operations.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its consolidated financial position, statements of operations or cash flows.